Credit Commitments (Tables)	12 Months Ended
Dec. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Credit Commitments [Table Text Block]
Outstanding loan commitments, unused lines of credit, and letters of credit as of December 31, are as follows:

	2016	2015

Loan commitments
Construction and land development	$250,000	$-
Commercial	1,050,000	482,000
Commercial real estate	17,134,718	14,898,000
Residential	3,894,689	4,766,130
	$22,329,407	$20,146,130

Unused lines of credit
Home-equity lines	$3,345,309	$3,307,863
Commercial lines	27,182,226	33,231,204
	$30,527,535	$36,539,067

Letters of credit	$1,281,848	$1,408,460